SUMMARY OF ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 3: SUMMARY OF ACCOUNTING POLICIES

The unaudited consolidated financial statements of Atossa Genetics Inc. have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. However, the information included in these interim consolidated financial statements reflects all adjustments (consisting solely of normal recurring adjustments) which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position and the results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full year. The consolidated balance sheet information as of December 31, 2011 was derived from the Company’s audited consolidated financial statements. These interim consolidated financial statements should be read in conjunction with that report. Certain comparative amounts have been reclassified to conform to the current period's presentation.

Basis of Presentation:

The accompanying consolidated financial statements include the financial statements of Atossa Genetics Inc. and its wholly-owned subsidiary NRLBH. All significant intercompany account balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Recently Issued Accounting Pronouncements:

The Company has adopted all recently issued accounting pronouncements that management believes to be applicable to the Company. The adoption of these accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.

Revenue Recognition:

Overview

The Company recognizes product and service revenue in accordance with GAAP when the following overall fundamental criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or the service has been performed, (iii) the Company’s price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured.

Product Revenue

The Company recognizes revenue for sales of the MASCT kits and devices upon receipt of cash as the company has an insufficient sales history on which to determine the collectability. Shipping documents and the completion of any customer acceptance requirements, when applicable, will be used to verify product delivery. The Company will assess whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. Once a history of sales and collectability has been established, the company will recognize revenue on an accrual basis with an offsetting reserve for doubtful accounts based on the history during the initial sales period.

Service Revenue

The Company records revenue for diagnostic testing on an accrual basis at the Medicare allowed and invoiced amount. Amounts invoiced above the Medicare amount, namely non-Medicare, are not recognized on an accrual basis and instead are recognized on a cash basis as received. Diagnostic testing revenue at the Medicare rate is recognized upon completion of the test, communication of results to the patient’s physician, and when collectability is reasonably assured. Customer purchase orders and/or contracts will generally be used to determine the existence of an arrangement. Once the Company has historical sales and can determine the proper amount to recognize as uncollectible, it will then begin to recognize the entire amount, both Medicare and non-Medicare billing on an accrual basis, with an offsetting allowance for doubtful accounts recorded based on history. The Company estimates it will utilize the diagnostic testing revenue history once it reaches 12 months of collection data to determine a proper allowance for doubtful accounts.

Cash and Cash Equivalents:

Cash and cash equivalents include cash and all highly liquid instruments with original maturities of three months or less.

As of September 30, 2012 and December 31, 2011, $250,000 and $1,000,000 of cash was restricted as collateral for a commercial line of credit obtained from JPMorgan Chase Bank in September 2011 (see Note 8). These amounts were designated as restricted cash under current assets on our consolidated balance sheets.

Use of Estimates:

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Accounts Receivable:

Accounts receivable are recorded at net realizable value consisting of the carrying amount less allowance for doubtful accounts, as needed. We assess the collectability of accounts receivable based primarily upon the creditworthiness of the customer as determined by credit checks and analysis, as well as the customer’s payment history. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends, and changes in customer payment patterns to evaluate the adequacy of these reserves.

Inventories:

The Company’s inventories are stated at lower of cost or market. Cost is determined on a moving-average basis. Costs of inventories include purchase and related costs incurred in delivering the products to their present location and condition. Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions. Inherent in the lower of cost or market calculation are several significant judgments based on a review of the aging of the inventory, inventory movement of products, economic conditions, and replacement costs. Because the sales price of the MASCT System was substantially lower than its cost for the nine months ended September 30, 2012 and for the year ended December 31, 2011, resulting in the net realizable value of the MASCT System being determined at zero as of the balance sheet dates through taking the average sales price subtracted by selling expenses per unit, a $29,884 and $92,026 loss on reduction of inventory to the lower of cost or market was assessed and recorded as of and for the period and for the year then ended, respectively. Additionally, management periodically evaluates the composition of its inventories at least quarterly to identify slow-moving and obsolete inventories to determine if any valuation allowance is required. As of September 30, 2012 and December 31, 2011, management had identified no slow moving or obsolete inventory.

The Company provides ForeCYTE testing specimen collection kits to doctors with our MASCT System for doctors to collect specimens that are returned to the Company for diagnostic analysis. These collection kits are considered part of the MASCT System. During the initial marketing phase, the Company has decided to distribute the kits to customers at no cost and bundle them with the MASCT System, and has not intended to deem the kits as a primary product line due to their nominal cost and value per unit. As a result, the kits are immediately expensed and recorded as selling expense upon purchasing of the kits. For the nine months ended September 30, 2012 and for the year ended December 31, 2011, selling expense of $36,741 and $0 was recorded related to the ForeCYTE kits, respectively.

Property, plant, and equipment:

Property, plant and equipment are stated at cost less accumulated depreciation.  Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and betterments are capitalized.  When property, plant and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life
(in years)
Machinery and equipment	5

Intangible assets:

For intangible assets subject to amortization, an impairment loss is recognized if the carrying amount of the intangible asset is not recoverable and exceeds fair value.  The carrying amount of the intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset. Intangible assets as of September 30, 2012 and December 31, 2011 were mainly software acquired for the purpose of managing laboratory results and patents acquired (see Note 7).

Research and Development Expenses:

Research and development costs are generally expensed as incurred. The Company’s research and development expenses consist of costs incurred for internal and external research and development.

Share Based Payments:

In December 2004, the Financial Accounting Standards Board, or the FASB, issued the Statement of Financial Accounting Standards, or SFAS, No. 123(R), “Share-Based Payment”, which replaces SFAS No. 123 and supersedes APB Opinion No. 25. SFAS No. 123(R) is now included in the FASB’s ASC Topic 718, “Compensation – Stock Compensation.” Under SFAS No. 123(R), companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees or independent contractors are required to provide services. Share-based compensation arrangements include stock options and warrants, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. In March 2005, the SEC issued Staff Accounting Bulletin No. 107, or SAB 107, which expresses views of the staff regarding the interaction between SFAS No. 123(R) and certain SEC rules and regulations and provides the staff’s views regarding the valuation of share-based payment arrangements for public companies. SFAS No. 123(R) permits public companies to adopt its requirements using one of two methods. On April 14, 2005, the SEC adopted a new rule amending the compliance dates for SFAS No. 123(R). Companies may elect to apply this statement either prospectively, or on a modified version of retrospective application under which financial statements for prior periods are adjusted on a basis consistent with the pro forma disclosures required for those periods under SFAS No. 123.

The Company has fully adopted the provisions of FASB ASC 718 and related interpretations as provided by SAB 107. As such, compensation cost is measured on the date of grant as the fair value of the share-based payments. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

NOTE 3: SUMMARY OF ACCOUNTING POLICIES

Basis of Presentation:

The accompanying consolidated financial statements include the financial statements of Atossa Genetics Inc. and its wholly-owned subsidiary NRLBH. All significant intercompany account balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Revenue Recognition:

Overview

The Company will recognize product and service revenue in accordance with GAAP when the following overall fundamental criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or the service has been performed, (iii) the Company’s price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured.

Product Revenue

The Company will recognize revenue for sales of the MASCT kits and devices upon receipt of cash during the initial three to six month period as the company has no sales history on which to determine the collectability. Shipping documents and the completion of any customer acceptance requirements, when applicable, will be used to verify product delivery. The Company will assess whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. Once a history of sales and collectability has been established, the company will recognize revenue on an accrual basis with an offsetting reserve for doubtful accounts based on the history during the initial sales period.

Service Revenue

The Company will record revenue for diagnostic testing on an accrual basis at the Medicare allowed and invoiced amount. Amounts invoiced above the Medicare amount, namely non-Medicare, are not recognized on an accrual basis and instead are recognized on a cash basis as received. Diagnostic testing revenue at the Medicare rate is recognized upon completion of the test, communication of results to the patient’s physician, and when collectability is reasonably assured. Customer purchase orders and/or contracts will generally be used to determine the existence of an arrangement. Once the Company has historical sales and can determine the proper amount to recognize as uncollectible, it will then begin to recognize the entire amount, both Medicare and non-Medicare billing on an accrual basis, with an offsetting allowance for doubtful accounts recorded based on history. The Company estimates it will take between 3 to 6 months of sales history to determine a proper allowance.

Cash and Cash Equivalents:

Cash and cash equivalents include cash and all highly liquid instruments with original maturities of three months or less.

As of December 31, 2011, $1,000,000 of cash was restricted as collateral for $1,000,000 of a commercial line of credit obtained from JPMorgan Chase Bank in September 2011 (see Note 8). This amount is designated as restricted cash under current assets on our consolidated balance sheet.

Use of Estimates:

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Accounts Receivable:

Accounts receivable are recorded at net realizable value consisting of the carrying amount less allowance for doubtful accounts, as needed. We assess the collectability of accounts receivable based primarily upon the creditworthiness of the customer as determined by credit checks and analysis, as well as the customer’s payment history. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends, and changes in customer payment patterns to evaluate the adequacy of these reserves.

Inventories:

The Company’s inventories are stated at lower of cost or market. Cost is determined on a moving-average basis. Costs of inventories include purchase and related costs incurred in delivering the products to their present location and condition. Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions. Inherent in the lower of cost or market calculation are several significant judgments based on a review of the aging of the inventory, inventory movement of products, economic conditions, and replacement costs. Because the sales price of the MASCT System was substantially lower than its cost for the year ended December 31, 2011, resulting in the net realizable value of the MASCT System being determined at zero as of the balance sheet date through taking the average sales price subtracted by selling expenses per unit, a $92,026 loss on reduction of inventory to the lower of cost or market was assessed and recorded as of and for the year then ended. Additionally, management periodically evaluates the composition of its inventories at least quarterly to identify slow-moving and obsolete inventories to determine if valuation allowance is required. As of December 31, 2011 and 2010, management had identified no slow moving or obsolete inventory.

The Company provides ForeCYTE testing specimen collection kits to doctors with our MASCT System for doctors to collect specimens that are returned to the Company for diagnostic analysis. These collection kits are considered part of the MASCT System. During the initial marketing phase, the Company has decided to distribute the kits to customers at no cost and bundle them with the MASCT System, and has not intended to deem the kits as a primary product line due to their nominal cost and value per unit. As a result, the kits are immediately expensed and recorded as selling expense upon purchasing of the kits. For the year ended December 31, 2011, selling expense of $0 was recorded related to the ForeCYTE kits.

Property, plant, and equipment:

Property, plant and equipment are stated at cost less accumulated depreciation. Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and betterments are capitalized. When property, plant and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life (in years)
Machinery and equipment	5

Intangible assets:

For intangible assets subject to amortization, an impairment loss is recognized if the carrying amount of the intangible asset is not recoverable and exceeds fair value. The carrying amount of the intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset. Intangible assets as of December 31, 2011 were mainly software acquired for the purpose of managing laboratory results (see Note 7).

Research and Development Expenses:

Research and development costs are generally expensed as incurred. The Company’s research and development expenses consist of costs incurred for internal and external research and development.

Share Based Payments:

In December 2004, the Financial Accounting Standards Board, or the FASB, issued the Statement of Financial Accounting Standards, or SFAS, No. 123(R), “Share-Based Payment”, which replaces SFAS No. 123 and supersedes APB Opinion No. 25. SFAS No. 123(R) is now included in the FASB’s ASC Topic 718, “Compensation — Stock Compensation.” Under SFAS No. 123(R), companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees or independent contractors are required to provide services. Share-based compensation arrangements include stock options and warrants, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. In March 2005, the SEC issued Staff Accounting Bulletin No. 107, or SAB 107, which expresses views of the staff regarding the interaction between SFAS No. 123(R) and certain SEC rules and regulations and provides the staff’s views regarding the valuation of share-based payment arrangements for public companies. SFAS No. 123(R) permits public companies to adopt its requirements using one of two methods. On April 14, 2005, the SEC adopted a new rule amending the compliance dates for SFAS No. 123(R). Companies may elect to apply this statement either prospectively, or on a modified version of retrospective application under which financial statements for prior periods are adjusted on a basis consistent with the pro forma disclosures required for those periods under SFAS No. 123.

The Company has fully adopted the provisions of FASB ASC 718 and related interpretations as provided by SAB 107. As such, compensation cost is measured on the date of grant as the fair value of the share-based payments. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Recently Issued Accounting Pronouncements:

The Company has adopted all recently issued accounting pronouncements that management believes to be applicable to the Company. The adoption of these accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.